Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carrying forward		¥ 131,486	¥ 108,064
Allowance for credit losses		247,404	218,645
Payroll and accrued expenses		7,750	4,157
Deductible advertisement expenses		881	6,190
Long-term equity investment impairment		62,945	79,558
Intangible assets	[1]	20,949	24,490
Accounts payable write-off benefit		(88,262)	(50,383)
Gross deferred tax assets		383,153	390,721
Less: Valuation allowance		(383,153)	(390,721)	¥ (384,382)	¥ (324,682)
Net deferred tax assets

[1]	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted in a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.